Climate change and energy transition - Sensitivity Analysis (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	$ 198,642	$ 194,932
Integrated Gas And Upstream Segments | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	163,000	154,000
Integrated Gas And Upstream Segments | -2 Degrees Celsius External Climate Change
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	163,000	154,000
Integrated Gas And Upstream Segments | Hybrid Shell Plan And IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	163,000	154,000
Integrated Gas And Upstream Segments | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	163,000
Integrated Gas And Upstream Segments | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	163,000
Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	60,800
Integrated Gas | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	75,000	65,000
Integrated Gas | -2 Degrees Celsius External Climate Change
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	75,000	65,000
Integrated Gas | Hybrid Shell Plan And IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	75,000	65,000
Integrated Gas | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	75,000
Integrated Gas | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	75,000
Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	74,500
Upstream | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	88,000	89,000
Upstream | -2 Degrees Celsius External Climate Change
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	88,000	89,000
Upstream | Hybrid Shell Plan And IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	88,000	89,000
Upstream | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	88,000
Upstream | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	88,000
Bottom of range | Integrated Gas And Upstream Segments | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity + 10% to the mid-price outlook	2,000	6,000
Sensitivity - 10% to the mid-price outlook	(2,000)	(12,000)
Bottom of range | Integrated Gas And Upstream Segments | -2 Degrees Celsius External Climate Change
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity + 10% to the mid-price outlook	(5,000)	(27,000)
Bottom of range | Integrated Gas And Upstream Segments | Hybrid Shell Plan And IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(5,000)	(15,000)
Bottom of range | Integrated Gas And Upstream Segments | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(17,000)
Bottom of range | Integrated Gas And Upstream Segments | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Effect of change in average carbon prices	(2,000)
Bottom of range | Integrated Gas | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity + 10% to the mid-price outlook	2,000	3,000
Sensitivity - 10% to the mid-price outlook	(2,000)	(8,000)
Bottom of range | Integrated Gas | -2 Degrees Celsius External Climate Change
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity + 10% to the mid-price outlook	(4,000)	(13,000)
Bottom of range | Integrated Gas | Hybrid Shell Plan And IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(4,000)	(10,000)
Bottom of range | Integrated Gas | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(9,000)
Bottom of range | Integrated Gas | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Effect of change in average carbon prices	(2,000)
Bottom of range | Upstream | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity + 10% to the mid-price outlook	0	3,000
Sensitivity - 10% to the mid-price outlook	0	(4,000)
Bottom of range | Upstream | -2 Degrees Celsius External Climate Change
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity + 10% to the mid-price outlook	(1,000)	(14,000)
Bottom of range | Upstream | Hybrid Shell Plan And IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(1,000)	(5,000)
Bottom of range | Upstream | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(8,000)
Bottom of range | Upstream | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Effect of change in average carbon prices	0
Top of range | Integrated Gas And Upstream Segments | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity + 10% to the mid-price outlook	4,000	9,000
Sensitivity - 10% to the mid-price outlook	(5,000)	(15,000)
Top of range | Integrated Gas And Upstream Segments | -2 Degrees Celsius External Climate Change
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity + 10% to the mid-price outlook	(8,000)	(33,000)
Top of range | Integrated Gas And Upstream Segments | Hybrid Shell Plan And IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(8,000)	(18,000)
Top of range | Integrated Gas And Upstream Segments | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(23,000)
Top of range | Integrated Gas And Upstream Segments | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Effect of change in average carbon prices	(5,000)
Top of range | Integrated Gas | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity + 10% to the mid-price outlook	3,000	5,000
Sensitivity - 10% to the mid-price outlook	(4,000)	(10,000)
Top of range | Integrated Gas | -2 Degrees Celsius External Climate Change
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity + 10% to the mid-price outlook	(6,000)	(16,000)
Top of range | Integrated Gas | Hybrid Shell Plan And IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(6,000)	(12,000)
Top of range | Integrated Gas | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(12,000)
Top of range | Integrated Gas | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Effect of change in average carbon prices	(5,000)
Top of range | Upstream | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity + 10% to the mid-price outlook	1,000	4,000
Sensitivity - 10% to the mid-price outlook	(1,000)	(5,000)
Top of range | Upstream | -2 Degrees Celsius External Climate Change
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity + 10% to the mid-price outlook	(2,000)	(17,000)
Top of range | Upstream | Hybrid Shell Plan And IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(2,000)	$ (6,000)
Top of range | Upstream | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(11,000)
Top of range | Upstream | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Effect of change in average carbon prices	$ 0